Risk Management and Use of Derivative Financial Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amount of Gain (Loss) Reclassified from Other Comprehensive Income into Income (Effective Portion)
Amount of Gain (Loss) Reclassified from Other Comprehensive Income into Income (Effective Portion)	$ (1,628)	$ 0	$ 0
Interest rate swap
Amount of Gain (Loss) Reclassified from Other Comprehensive Income into Income (Effective Portion)
Amount of Gain (Loss) Reclassified from Other Comprehensive Income into Income (Effective Portion)	(1,442)	0	0
Foreign currency contracts
Amount of Gain (Loss) Reclassified from Other Comprehensive Income into Income (Effective Portion)
Amount of Gain (Loss) Reclassified from Other Comprehensive Income into Income (Effective Portion)	$ (186)